12028238

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

OCT 3 1 2012

Washington, DC 20549
CERT NYS
File No. 001-10853

October 31, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BB&T Corporation, Depositary Shares, Each Representing a 1/1,000th Interest in a Share of Series F Non-Cumulative Perpetual Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 31, 2012. Tentative listing date – November 1, 2012.

Sincerely,

Ed Mecabe